CONTINGENT LIABILITIES - Additional Information (Details) $ in Thousands, ¥ in Millions		1 Months Ended	12 Months Ended
	Jun. 27, 2019 CNY (¥)	Jan. 31, 2021 USD ($) item	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Sep. 02, 2016	Jun. 29, 2016
Contingent Liability | $							$ 23,549
Proceeds from Sale of Equity Method Investments | $				$ 0	$ 7,245		$ 22,640
Interest Expense, Debt			¥ 7.8
Payables of Earnout Commitment | $					$ 21,913			$ 23,380
Linghang Shengshi [Member]
Number of bank accounts frozed | item		2
Balance in bank account frozen | $		$ 1
Shareholder Loan [Member]
Debt Instrument, Face Amount			88.0
Longde Wenchuang the Buyer [Member]
Cash Payments			56.7
Linghang Shengshi [Member]
Equity interest disposed		75.00%
AM Advertising [Member]
Equity interest retained							20.32%
Disposal Group, Including Discontinued Operation, Consideration			304.5
Variable Interest Entity, Measure of Activity, Operating Income or Loss			152.0
Proceeds from Sale of Cost Method Investments			¥ 56.7
Cost Method Investment, Sale of Ownership Percentage			20.32	20.32
Loss Contingency Accrual, Provision						¥ 152.6
Payment of Settlements	¥ 56.7
AM Advertising [Member] | AirMedia Group Inc [Member]
Equity interest retained							20.18%
Cost Method Investment, Sale of Ownership Percentage			20.18	20.18
AM Advertising [Member] | Linghang Shengshi [Member]
Equity interest retained										24.84%
AM Advertising [Member] | Mr. Man Guo [Member]
Cost Method Investment, Sale of Ownership Percentage			0.14	0.14
AM Advertising [Member] | Longde Wenchuang the Buyer [Member]
Equity interest retained										28.57%
AM Advertising [Member] | Linghang Shengshi [Member]
Equity interest retained									75.00%
AM Advertising [Member] | Culture Center [Member]
Equity interest retained										46.43%
AM Advertising [Member] | Shanghai Golden Bridge InfoTech Co., Ltd. [Member]
Equity interest retained										75.00%